Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Schedule Of Income Taxes [Line Items]
Deferred tax benefit					$ 14,279	$ 9,238	$ 7,419
Total income taxes paid	$ 0	$ 107	$ 10,683	$ 305